--------------------------------------------------------------------------------
                                                                 LARGE CAP VALUE
--------------------------------------------------------------------------------

Alliance Growth &
Income Fund

Semi-Annual Report
April 30, 2000


                            AllianceCapital[LOGO](R)
                      The Investment Professional's Choice

                           Investment Products Offered
                            -------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                            -------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
April 4, 2000

Dear Shareholder:

This report provides you with an update of the performance and market activity of Alliance Growth & Income Fund (the "Fund") for the semi-annual reporting period ended April 30, 2000.

Investment Objective and Policies

Alliance Growth & Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and may also invest in other types of securities, including bonds, convertible bonds, and preferred stocks.

Investment Results

The following table provides performance data for the Fund and its benchmarks as represented by the Standard & Poor's ("S&P") 500 Stock Index, and the Russell 1000 Value Index as well as the Lipper Multi-Cap Value Funds Average for the six- and 12-month periods ended April 30, 2000.

INVESTMENT RESULTS*
Periods Ended April 30, 2000

--------------------------------------------------------------------------------
                ---------------------
                    Total Returns
                ---------------------
                6 Months    12 Months
-------------------------------------
Alliance Growth
& Income Fund
   Class A         6.76%        4.50%
-------------------------------------
   Class B         6.20%        3.59%
-------------------------------------
   Class C         6.18%        3.58%
-------------------------------------
Russell 1000
Value Index       -0.99%       -3.88%
-------------------------------------
S&P 500 Stock
Index              7.18%       10.12%
-------------------------------------
Lipper Multi-Cap
Value Funds
Average            3.86%       -0.32%
-------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lipper Multi-Cap Value Funds Average reflects the performance of 502 funds for the six-month period and 486 funds for the 12-month period ended April 30, 2000. These funds have generally similar investment objectives to Alliance Growth & Income Fund, although the investment policies of some funds included in the average may vary. An investor cannot invest directly in an index or average and its results are not indicative of the performance for any specific investment including Alliance Growth & Income Fund.

      Additional investment results appear on pages 4 - 7.
--------------------------------------------------------------------------------

The Fund outperformed its unmanaged benchmark, the Russell 1000 Value Index, over the past six- and 12-month periods ended April 30, 2000 as


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

well as its peer group of funds, represented by the Lipper Multi-Cap Value Funds Average. The outperformance was due largely to our investment emphasis upon undervalued companies that are nevertheless, exposed to secular growth dynamics. This emphasis has led us in the direction of health care stocks in the pharmaceutical and hospital industries, for example, which have provided good returns over the past six months. We have also overweighted investments in the consumer staples area, such as supermarket and beverage companies, which have also experienced superior near-term results. Finally, we have maintained positions in energy which have benefited from favorable supply-demand conditions.

The Fund underperformed the S&P 500 Stock Index during both the six- and 12-month periods under review due to the Index's overweighting in technology stocks relative to the Fund. As the technology stocks that now constitute nearly one-third of the broader S&P 500 Stock Index peaked in performance in early March 2000, the Fund's six-month results are now more in line with that benchmark.

Investment Discussion & Outlook

While the domination of growth stocks that began over five years ago has persisted, the past two months have seen an incipient rally in the value area. We have been waiting for the stock market to broaden into value equities for quite some time and believe that macroeconomic conditions continue to favor such an occurrence. There are two primary reasons why we believe this is true. First, the global economy has reaccelerated in 1999 and is forecast to continue growing in 2000. When growth is slow, as it was in 1998, investors bid up the premium that growth stocks command due to these stocks' scarcity value. But when economic growth returns, the number of attractive investments broadens, and economically cyclical stocks become desired investments. Second, the disinflationary trend in the domestic economy has begun to reverse and mild inflationary circumstances have returned. Disinflation helps growth stocks because their future results, which make up a large portion of their valuation, are discounted at smaller increments. This process is expected to reverse with any impending pick up of inflation. We anticipate that value stocks will find favor once again as global growth persists.

Market Review

The recent rebound in stock prices and fall in interest rates during the period under review are based on the hope that the Federal Reserve (the "Fed") has done enough to achieve a soft landing. Indeed, a pause in the Fed's tightening program is possible and perhaps even prudent. But these asset price movements are actually self-defeating, since they will stimulate spending and cause the economy to reaccelerate later this year. Eventually, the Fed will need to tighten further -- we estimate by as much as 100 basis points by year-end. Asset prices will subsequently retreat, borrowing costs will rise, consumer confidence will finally fall from its lofty perch, and with a little luck the U.S. economy will make a soft landing during 2001.


--------------------------------------------------------------------------------
2 o ALLIANCE GROWTH & INCOME FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

--------------------------------------------------------------------------------
[PHOTO OMITTED]

John D.
Carifa


[PHOTO OMITTED]

Paul C.
Rissman


[PHOTO OMITTED]

Frank
Caruso

Portfolio Managers, Paul Rissman and Frank Caruso, have over 25 years combined investment experience.
--------------------------------------------------------------------------------

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul C. Rissman

Paul C. Rissman
Senior Vice President


/s/ Frank Caruso

Frank Caruso
Vice President


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
GROWTH OF A $10,000 INVESTMENT
4/30/90 TO 4/30/00

[The following table was depicted as a mountain chart in the printed material.]

                              <PLOT POINTS NEEDED>

S&P 500 Stock Index: $55,814

Russell 1000 Value Index: $45,342

Alliance Growth & Income Fund Class A: $42,596

Lipper Multi-Cap Value Funds Average:  $37,214

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth & Income Fund Class A shares (from 4/30/90 to 4/30/00) as compared to the performance of appropriate broad-based indices and the Lipper Multi-Cap Value Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The Lipper Multi-Cap Value Funds Average reflects performance of 87 funds (based on the number of funds in the average from 4/30/90 to 4/30/00). These funds have generally similar investment objectives to Alliance Growth & Income Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance Growth & Income Fund to the indices and average shown above, you should note that no charges or expenses are reflected in the performance of the indices. Lipper results include fees and expenses. An investor cannot invest directly in an index or average and its results are not indicative of any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
4 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE GROWTH & INCOME FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                              [BAR CHART OMITTED]

             Alliance Growth & Income Fund - Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                              Alliance Growth &                Russell 1000
                                 Income Fund                    Value Index
--------------------------------------------------------------------------------
   4/30/91                          16.35%                        12.20%
   4/30/92                          10.97%                        15.35%
   4/30/93                           7.96%                        16.82%
   4/30/94                           4.55%                         7.32%
   4/30/95                           9.74%                        12.56%
   4/30/96                          33.24%                        29.90%
   4/30/97                          20.28%                        22.56%
   4/30/98                          40.37%                        42.18%
   4/30/99                          18.32%                        14.09%
   4/30/00                           4.50%                        -3.88%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Stock Index with a less-than-average growth orientation. The unmanaged Russell 1000 Stock Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including Alliance Growth & Income Fund.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2000 (unaudited)

INCEPTION DATE                PORTFOLIO STATISTICS
(Class A shares)              Assets ($mil): $4447.6
7/1/32                        Median Market Capitalization ($mil): $21,602

SECTOR BREAKDOWN

19.34% Finance
14.40% Technology
10.35% Energy
10.01% Consumer Staples
 9.72% Utilities
 8.72% Health Care                           [PIE CHART OMITTED]
 8.07% Multi-Industry Companies
 5.42% Consumer Services
 4.36% Capital Goods
 3.72% Basic Industry
 1.72% Consumer Manufacturing
 0.89% Transportation
 3.28% Short-Term

HOLDING TYPE
96.72% Equity                                [PIE CHART OMITTED]
 3.28% Short-Term Securities

All data as of April 30, 2000. The Fund's sector breakdown and holdings may vary over time. These breakdowns are expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE GROWTH & INCOME FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF APRIL 30, 2000

Class A Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year            4.50%                      0.03%
                       5 Years           22.70%                     21.68%
                      10 Years           16.10%                     15.59%

Class B Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year            3.59%                     -0.33%
                       5 Years           21.75%                     21.75%
               Since Inception*(a)       15.12%                     15.12%

Class C Shares
--------------------------------------------------------------------------------
                                 Without Sales Charge         With Sales Charge
                        1 Year            3.58%                      2.60%
                       5 Years           21.74%                     21.74%
               Since Inception*          17.10%                     17.10%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                                 Class A              Class B            Class C
--------------------------------------------------------------------------------
                  1 Year           4.75%                4.25%              7.53%
                 5 Years          21.83%               21.92%             21.97%
                10 Years          15.11%                 N/A                N/A
         Since Inception*         11.04%               15.03%(a)          17.06%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception Date: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

n/a:  not applicable

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000 (unaudited)

                                                                      Percent of
Company                                       Value                   Net Assets
--------------------------------------------------------------------------------
United Technologies Corp.               $  193,539,938                    4.4%
--------------------------------------------------------------------------------
Honeywell International, Inc.              179,991,000                    4.0
--------------------------------------------------------------------------------
First Data Corp.                           158,721,250                    3.6
--------------------------------------------------------------------------------
Bank of America Corp.                      156,065,000                    3.5
--------------------------------------------------------------------------------
Tyco International, Ltd.                   152,742,188                    3.4
--------------------------------------------------------------------------------
Kroger Co.                                 151,692,750                    3.4
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                     150,962,550                    3.4
--------------------------------------------------------------------------------
Household International, Inc.              150,300,000                    3.4
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                 134,550,000                    3.0
--------------------------------------------------------------------------------
Schering-Plough Corp.                      130,007,812                    2.9
--------------------------------------------------------------------------------
                                        $1,558,572,488                   35.0%

MAJOR PORTFOLIO CHANGES
Six Months Ended April 30, 2000 (unaudited)

                                             ----------------------------------
                                                          Shares*
                                             ----------------------------------
Purchases                                        Bought       Holdings 4/30/00
--------------------------------------------------------------------------------
AFLAC, Inc.                                     970,000                970,000
--------------------------------------------------------------------------------
Associates First Capital Corp. Cl.A           3,841,900              4,416,900
--------------------------------------------------------------------------------
Chase Manhattan Corp.                           790,000              1,601,000
--------------------------------------------------------------------------------
Dynegy, Inc.                                  1,100,000              1,100,000
--------------------------------------------------------------------------------
First Data Corp.                              1,010,000              3,260,000
--------------------------------------------------------------------------------
Honeywell International, Inc.                 3,113,125              3,214,125
--------------------------------------------------------------------------------
Kroger Co.                                    4,471,000              8,172,000
--------------------------------------------------------------------------------
Masco Corp.                                   2,130,000              3,400,000
--------------------------------------------------------------------------------
Schering-Plough Corp.                         1,413,000              3,225,000
--------------------------------------------------------------------------------
United Technologies Corp.                     2,364,000              3,112,200
--------------------------------------------------------------------------------

Sales                                              Sold       Holdings 4/30/00
--------------------------------------------------------------------------------
Atmel Corp.                                     148,900                555,200
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                        913,000                     -0-
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                         1,100,000                     -0-
--------------------------------------------------------------------------------
Columbia HCA/Healthcare Corp.                 1,500,000                     -0-
--------------------------------------------------------------------------------
Consolidated Edison, Inc.                     1,490,300                     -0-
--------------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A       4,079,500                     -0-
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       440,000                     -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                          1,785,000              1,184,400
--------------------------------------------------------------------------------
Oracle Corp.                                    510,000                     -0-
--------------------------------------------------------------------------------
Wells Fargo Co.                                 911,000                     -0-
--------------------------------------------------------------------------------

*     Adjusted for a spin off and a stock split.


--------------------------------------------------------------------------------
8 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000 (unaudited)

Company                                                     Shares               Value
--------------------------------------------------------------------------------------
Common & Preferred Stocks - 96.4%

Finance - 19.3%
Banking - Money Centers - 4.5%
Chase Manhattan Corp. ..............................     1,601,000      $  115,372,063
Citigroup, Inc. ....................................     1,454,250          86,436,984
                                                                        --------------
                                                                           201,809,047
                                                                        --------------
Banking - Regional - 4.5%
Bank of America Corp. ..............................     3,185,000         156,065,000
Fleetboston Financial Corp. ........................     1,200,000          42,525,000
                                                                        --------------
                                                                           198,590,000
                                                                        --------------
Insurance - 2.5%
Ace, Ltd............................................     1,150,000          27,528,125
AFLAC, Inc. ........................................       970,000          47,348,125
PMI Group, Inc. ....................................       528,820          25,614,719
The Hartford Financial Services Group, Inc. ........       220,000          11,481,250
                                                                        --------------
                                                                           111,972,219
                                                                        --------------
Real Estate - 1.5%
AvalonBay Communities, Inc. ........................       299,957          11,735,818
Crescent Real Estate Equities, Inc. ................       168,700           2,888,987
Equity Office Properties Trust......................       907,700          24,678,094
MeriStar Hospitality Corp. .........................       600,000          11,850,000
ProLogis Trust......................................       400,000           7,875,000
Public Storage, Inc. ...............................       205,600           4,600,300
Regency Realty Corp. ...............................        19,200             424,800
                                                                        --------------
                                                                            64,052,999
                                                                        --------------
Miscellaneous - 6.3%
Associates First Capital Corp. Cl.A.................     4,416,900          97,999,969
Household International, Inc. ......................     3,600,000         150,300,000
MBNA Corp. .........................................       765,000          20,320,312
The CIT Group, Inc. Cl.A............................       747,390          12,658,918
                                                                        --------------
                                                                           281,279,199
                                                                        --------------
                                                                           857,703,464
                                                                        --------------
Technology - 14.4%
Communication Equipment - 2.2%
Morgan Stanley Group, Inc. Reset PERQS,
   7.0% due 5/22/00(a)..............................        19,600          41,835,632
Motorola, Inc. .....................................       480,000          57,150,000
                                                                        --------------
                                                                            98,985,632
                                                                        --------------
Computer Hardware - 1.8%
Compaq Computer Corp. ..............................     1,365,600          39,943,800
Gateway, Inc.(b)....................................       736,000          40,664,000
                                                                        --------------
                                                                            80,607,800
                                                                        --------------


--------------------------------------------------------------------------------
                                               ALLIANCE GROWTH & INCOME FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares               Value
--------------------------------------------------------------------------------------
Computer Services - 5.8%
Computer Sciences Corp.(b)..........................       758,000      $   61,824,375
Electronic Data Systems Corp. ......................       550,300          37,833,125
First Data Corp. ...................................     3,260,000         158,721,250
                                                                        --------------
                                                                           258,378,750
                                                                        --------------
Contract Manufacturing - 2.8%
Sanmina Corp.(b)....................................     1,293,800          77,708,862
Solectron Corp.(b)..................................       940,400          44,022,475
                                                                        --------------
                                                                           121,731,337
                                                                        --------------
Semi-Conductor Components - 1.8%
Altera Corp.(b).....................................       430,400          44,008,400
Atmel Corp.(b)......................................       555,200          27,170,100
Fairchild Semiconductor Int'l. Cl. A(b).............       164,000           7,790,000
                                                                        --------------
                                                                            78,968,500
                                                                        --------------
                                                                           638,672,019
                                                                        --------------
Energy - 10.3%
Domestic Integrated - 2.9%
Kerr-McGee Corp. ...................................       999,000          51,698,250
USX-Marathon Group..................................     3,370,000          78,563,125
                                                                        --------------
                                                                           130,261,375
                                                                        --------------
Domestic Producers - 1.6%
Murphy Oil Corp. ...................................       306,500          18,083,500
Shell Transport & Trading Co.
   (ADR) (United Kingdom)...........................     1,100,000          53,075,000
                                                                        --------------
                                                                            71,158,500
                                                                        --------------
International - 3.1%
BP Amoco PLC (ADR) (United Kingdom).................       939,720          47,925,720
Repsol SA (ADR) (Spain).............................     2,196,800          45,309,000
Total, SA (ADR) (France)............................       600,000          45,375,000
                                                                        --------------
                                                                           138,609,720
                                                                        --------------
Oil Service - 1.1%
Noble Drilling Corp.(b).............................     1,184,400          47,301,975
                                                                        --------------
Miscellaneous - 1.6%
Dynegy, Inc. .......................................     1,100,000          71,981,250
                                                                        --------------
                                                                           459,312,820
                                                                        --------------
Consumer Staples - 10.0%
Beverages - 3.0%
Pepsi Bottling Group, Inc. .........................     6,240,000         134,550,000
                                                                        --------------
Cosmetics - 1.4%
Avon Products, Inc. ................................     1,530,000          63,495,000
                                                                        --------------


--------------------------------------------------------------------------------
10 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares               Value
--------------------------------------------------------------------------------------
Food - 1.1%
General Mills, Inc. ................................       336,000      $   12,222,000
Heinz (H.J.) Co. ...................................       270,000           9,180,000
Nabisco Group Holdings Corp. .......................     1,933,900          24,898,962
                                                                        --------------
                                                                            46,300,962
                                                                        --------------
Retail - Food & Drug - 3.4%
Kroger Co.(b).......................................     8,172,000         151,692,750
                                                                        --------------
Tobacco - 1.1%
Philip Morris Cos., Inc. ...........................     2,197,250          48,064,844
                                                                        --------------
                                                                           444,103,556
                                                                        --------------
Utilities - 9.7%
Electric & Gas Utility - 2.7%
CMS Energy Corp. ...................................       620,000          11,780,000
Duke Power Energy Corp. ............................       630,000          36,225,000
FPL Group, Inc. ....................................       918,000          41,482,125
GPU, Inc. ..........................................       530,000          14,873,125
Pinnacle West Capital Corp. ........................       415,000          14,576,875
                                                                        --------------
                                                                           118,937,125
                                                                        --------------
Telephone Utility - 6.4%
AT&T Corp. .........................................       956,923          44,676,343
BellSouth Corp. ....................................     1,560,000          75,952,500
MCI WorldCom, Inc.(b)...............................       727,925          33,075,092
MediaOne Group, Inc.(b).............................       897,600          67,881,000
Sprint Corp.(Fon Group).............................       355,000          21,832,500
U S West, Inc. .....................................       565,000          40,220,937
                                                                        --------------
                                                                           283,638,372
                                                                        --------------
Miscellaneous - 0.6%
AES Corp.(b)........................................       316,300          28,447,231
                                                                        --------------
                                                                           431,022,728
                                                                        --------------
Health Care - 8.7%
Drugs - 4.0%
Schering-Plough Corp. ..............................     3,225,000         130,007,812
Warner-Lambert Co. .................................       440,000          50,077,500
                                                                        --------------
                                                                           180,085,312
                                                                        --------------
Medical Products - 1.3%
Abbott Laboratories.................................     1,450,000          55,734,375
                                                                        --------------
Medical Services - 3.4%
Tenet Healthcare Corp. .............................     5,920,100         150,962,550
                                                                        --------------
                                                                           386,782,237
                                                                        --------------
Multi-Industry Companies - 8.0%
Honeywell International, Inc. ......................     3,214,125         179,991,000
Tyco International, Ltd. ...........................     3,325,000         152,742,188
U.S. Industries, Inc. ..............................     2,069,200          25,218,375
                                                                        --------------
                                                                           357,951,563
                                                                        --------------


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares               Value
--------------------------------------------------------------------------------------
Consumer Services - 5.4%
Airlines - 1.3%
Continental Airlines, Inc. Cl.B(b)..................       415,000      $   16,600,000
Delta Air Lines, Inc. ..............................       558,000          29,434,500
UAL Corp.(b)........................................       190,000          10,996,250
                                                                        --------------
                                                                            57,030,750
                                                                        --------------
Broadcasting & Cable - 0.4%
A.H. Belo Corp. Series A............................       988,700          16,498,931
                                                                        --------------
Entertainment & Leisure - 0.6%
Carnival Corp. .....................................       479,300          11,922,588
Royal Caribbean Cruises, Ltd. 7.25%
   preferred stock Series A.........................       729,200          15,176,475
                                                                        --------------
                                                                            27,099,063
                                                                        --------------
Printing & Publishing - 1.3%
Gannett Co., Inc. ..................................       893,000          57,040,375
                                                                        --------------
Retail - General Merchandise - 1.8%
Saks, Inc.(b).......................................     2,650,300          30,312,806
The Limited, Inc. ..................................     1,161,600          52,489,800
                                                                        --------------
                                                                            82,802,606
                                                                        --------------
                                                                           240,471,725
                                                                        --------------
Capital Goods - 4.3%
Miscellaneous - 4.3%
United Technologies Corp. ..........................     3,112,200         193,539,938
                                                                        --------------
Basic Industry - 3.7%
Chemicals - 3.3%
Dow Chemical Co. ...................................       180,000          20,340,000
Eastman Chemical Co. ...............................       350,000          18,309,375
Lyondell Chemical Co. ..............................     4,540,000          83,422,500
Solutia, Inc. ......................................     1,780,000          24,252,500
                                                                        --------------
                                                                           146,324,375
                                                                        --------------
Paper & Forest Products - 0.4%
Georgia-Pacific Group...............................       503,000          18,485,250
                                                                        --------------
                                                                           164,809,625
                                                                        --------------
Consumer Manufacturing - 1.7%
Building & Related - 1.7%
Masco Corp. ........................................     3,400,000          76,287,500
                                                                        --------------
Transportation - 0.9%
Railroad - 0.9%
Burlington Northern Santa Fe Corp. .................       870,000          20,988,750
Union Pacific Capital Trust 6.25%, 4/01/28,
   Convertible preferred stock.,(b)(c)..............       444,000          18,648,000
                                                                        --------------
                                                                            39,636,750
                                                                        --------------
Total Common & Preferred Stocks
   (cost $3,904,498,756)............................                     4,290,293,925
                                                                        --------------


--------------------------------------------------------------------------------
12 o ALLIANCE GROWTH & INCOME FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                         Principal
                                                            Amount
Company                                                       (000)              Value
--------------------------------------------------------------------------------------
Short-Term Investments - 3.3%

Commercial Paper - 0.6%
Prudential Funding Corp.
   5.80%, 5/01/00...................................      $ 25,000      $   25,000,000
                                                                        --------------
Time Deposit - 2.7%
State Street Euro Dollar
   5.50%, 5/01/00...................................       120,545         120,545,000
                                                                        --------------
Total Short-Term Investments
   (amortized cost $145,545,000)....................                       145,545,000
                                                                        --------------
Total Investments - 99.7%
   (cost $4,050,043,756)............................                     4,435,838,925
Other assets less liabilities-0.3%..................                        11,755,887
                                                                        --------------

Net Assets - 100%...................................                    $4,447,594,812
                                                                        ==============

(a) Reset performance equity-linked redemption quarterly pay security. Based on Nokia 7.00%, 5/22/00 convertible bond.

(b)   Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, this security amounted to $18,648,000 or 0.4% of net assets.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 13

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
April 30, 2000 (unaudited)

Assets
Investments in securities, at value (cost $4,050,043,756) ..............    $4,435,838,925
Cash ...................................................................               842
Receivable for capital stock sold ......................................        15,898,569
Dividends and interest receivable ......................................         4,963,563
                                                                            --------------
Total assets ...........................................................     4,456,701,899
                                                                            --------------
Liabilities
Payable for investment securities purchased ............................         2,899,478
Payable for capital stock redeemed .....................................         2,655,926
Advisory fee payable ...................................................         1,666,356
Distribution fee payable ...............................................           603,717
Accrued expenses and other liabilities .................................         1,281,610
                                                                            --------------
Total liabilities ......................................................         9,107,087
                                                                            --------------
Net Assets .............................................................    $4,447,594,812
                                                                            ==============
Composition of Net Assets
Capital stock, at par ..................................................    $   11,997,747
Additional paid-in capital .............................................     3,843,353,604
Distribution in excess of net investment income ........................        (4,697,921)
Accumulated net realized gain on investments and
   foreign currency transactions .......................................       211,146,213
Net unrealized appreciation of investments .............................       385,795,169
                                                                            --------------
                                                                            $4,447,594,812
                                                                            ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($1,685,201,804 / 451,001,385 shares of capital stock
   issued and outstanding) .............................................             $3.74
Sales charge -- 4.25% of public offering price .........................               .17
                                                                                     -----
Maximum offering price .................................................             $3.91
                                                                                     =====
Class B Shares
Net asset value and offering price per share
   ($2,079,386,730 / 563,996,048 shares of capital stock
   issued and outstanding) .............................................             $3.69
                                                                                     =====
Class C Shares
Net asset value and offering price per share
   ($617,713,389 / 167,337,903 shares of capital stock
   issued and outstanding) .............................................             $3.69
                                                                                     =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($65,292,889 / 17,439,338 shares of capital stock
   issued and outstanding) .............................................             $3.74
                                                                                     =====

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GROWTH & INCOME FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $157,470) .............   $ 33,277,537
Interest .............................      4,500,076
                                         ------------
                                                         $ 37,777,613
Expenses
Advisory fee .........................      9,397,087
Distribution fee - Class A ...........      1,995,051
Distribution fee - Class B ...........      9,586,129
Distribution fee - Class C ...........      2,786,094
Transfer agency ......................      3,427,959
Registration .........................        231,665
Printing .............................        216,833
Custodian ............................        160,494
Administrative .......................         59,000
Audit and legal ......................         57,790
Directors' fees ......................         19,000
Miscellaneous ........................         95,854
                                         ------------
Total expenses .......................                     28,032,956
                                                         ------------
Net investment income ................                      9,744,657
                                                         ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain on investments and
   foreign currency transactions .....                    217,905,744
Net change in unrealized
   appreciation/depreciation of
   investments and other assets ......                     30,784,384
                                                         ------------
Net gain on investments ..............                    248,690,128
                                                         ------------
Net Increase in Net Assets
   from Operations ...................                   $258,434,785
                                                         ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 15

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                    Six Months Ended         Year Ended
                                                     April 30, 2000          October 31,
                                                       (unaudited)              1999
                                                    ----------------       ---------------
Increase in Net Assets
from Operations
Net investment income .........................      $     9,744,657       $    12,924,582
Net realized gain on investments and
   foreign currency transactions ..............          217,905,744           192,308,395
Net change in unrealized
   appreciation/depreciation of
   investments and other assets ...............           30,784,384           178,150,302
                                                     ---------------       ---------------
Net increase in net assets from operations ....          258,434,785           383,383,279
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ....................................           (8,567,522)          (10,978,013)
   Class B ....................................           (4,311,409)           (1,193,038)
   Class C ....................................           (1,245,469)             (340,026)
   Advisor Class ..............................             (318,178)             (413,505)
Distribution in excess of net investment income
   Class A ....................................                   -0-           (2,635,795)
   Class B ....................................                   -0-           (4,325,312)
   Class C ....................................                   -0-           (1,051,612)
   Advisor Class ..............................                   -0-              (68,102)
Net realized gain on investments
   Class A ....................................          (71,182,289)         (101,835,187)
   Class B ....................................          (89,586,705)          (83,069,507)
   Class C ....................................          (25,544,119)          (18,905,921)
   Advisor Class ..............................           (1,994,262)           (2,466,651)
Capital Stock Transactions
Net increase ..................................          488,066,782         1,768,774,181
                                                     ---------------       ---------------
Total increase ................................          543,751,614         1,924,874,791
Net Assets
Beginning of year .............................        3,903,843,198         1,978,968,407
                                                     ---------------       ---------------
End of period .................................      $ 4,447,594,812       $ 3,903,843,198
                                                     ===============       ===============

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on the Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $59,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $2,265,129 for the six months ended April 30, 2000.

For the six months ended April 30, 2000, the Fund's expenses were reduced by $161,152 under an expense offset arrangement with Alliance Fund Services, Inc.


--------------------------------------------------------------------------------
18 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $467,504 from the sale of Class A shares and $42,824, $2,710,547 and $233,719 contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2000.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2000 amounted to $3,929,918, of which $801,254 was paid to Donaldson, Lufkin & Jenrette ("DLJ"), and none was paid to brokers utilizing the services of the Pershing Division of DLJ, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $63,660,157 and $5,084,258 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,487,870,438 and $1,112,144,528, respectively, for the six months ended April 30, 2000. There were no purchases and sales of U.S. government and government agency obligations for the six months ended April 30, 2000.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At April 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $635,165,969 and gross unrealized depreciation of investments was $249,370,800 resulting in net unrealized appreciation of $385,795,169.

1. Option Transactions

For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended April 30, 2000, the Fund did not engage in any option transactions.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class con-


--------------------------------------------------------------------------------
20 o ALLIANCE GROWTH & INCOME FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

sists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                     ----------------------------------   -----------------------------------
                                     Shares                                Amount
                     ----------------------------------   -----------------------------------
                     Six Months Ended        Year Ended   Six Months Ended         Year Ended
                       April 30, 2000       October 31,     April 30, 2000        October 31,
                          (unaudited)              1999        (unaudited)               1999
                     ------------------------------------------------------------------------
Class A
Shares sold              210,868,439        266,731,095    $   750,628,452    $   985,863,971
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          20,183,130         29,166,983         69,196,877         95,788,917
---------------------------------------------------------------------------------------------
Shares converted
   from Class B            5,982,844          8,428,713         21,371,497         30,944,166
---------------------------------------------------------------------------------------------
Shares redeemed         (192,404,009)      (185,377,812)      (681,981,891)      (679,918,852)
---------------------------------------------------------------------------------------------
Net increase              44,630,404        118,948,979    $   159,214,935    $   432,678,202
=============================================================================================

Class B
Shares sold              128,499,198        315,902,586    $   452,180,243    $ 1,159,077,903
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          25,757,292         25,381,823         87,041,412         82,271,405
---------------------------------------------------------------------------------------------
Shares converted
   to Class A             (6,056,244)        (8,521,989)       (21,371,497)       (30,944,166)
---------------------------------------------------------------------------------------------
Shares redeemed          (88,118,357)       (60,128,994)      (304,772,053)      (216,203,721)
---------------------------------------------------------------------------------------------
Net increase              60,081,889        272,633,426    $   213,078,105    $   994,201,421
=============================================================================================

Class C
Shares sold               64,993,262        118,343,783    $   228,818,708    $   434,581,429
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions           7,390,420          5,905,999         25,048,246         19,162,910
---------------------------------------------------------------------------------------------
Shares redeemed          (46,660,801)       (35,284,710)      (162,012,528)      (127,778,856)
---------------------------------------------------------------------------------------------
Net increase              25,722,881         88,965,072    $    91,854,426    $   325,965,483
=============================================================================================

Advisor Class
Shares sold                9,499,440          8,361,148    $    33,833,253    $    31,420,736
---------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             615,355            880,164          2,109,353          2,915,175
---------------------------------------------------------------------------------------------
Shares redeemed           (3,394,534)        (5,138,358)       (12,023,290)       (18,406,836)
---------------------------------------------------------------------------------------------
Net increase               6,720,261          4,102,954    $    23,919,316    $    15,929,075
=============================================================================================


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2000.


--------------------------------------------------------------------------------
22 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 -----------------------------------------------------------------------------------
                                                                         Class A
                                 -----------------------------------------------------------------------------------
                                        Six
                                     Months
                                      Ended
                                  April 30,                              Year Ended October 31,
                                       2000        -----------------------------------------------------------------
                                 (unaudited)            1999         1998            1997          1996         1995
                                 -----------------------------------------------------------------------------------
Net asset value,
  beginning of year ...........       $3.70            $3.44        $3.48           $3.00         $2.71        $2.35
                                 -----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........         .02(a)           .03(a)       .03(a)          .04(a)        .05          .02
Net realized and unrealized
  gain on investment
  transactions ................         .21              .62          .43             .87           .50          .52
                                 -----------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......         .23              .65          .46             .91           .55          .54
                                 -----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........        (.02)            (.03)        (.04)           (.05)         (.05)        (.06)
Distributions in excess of net
  investment income ...........          -0-            (.01)          -0-             -0-           -0-          -0-
Distributions from net realized
  gains .......................        (.17)            (.35)        (.46)           (.38)         (.21)        (.12)
                                 -----------------------------------------------------------------------------------
Total dividends and
  distributions ...............        (.19)            (.39)        (.50)           (.43)         (.26)        (.18)
                                 -----------------------------------------------------------------------------------
Net asset value, end of period        $3.74            $3.70        $3.44           $3.48         $3.00        $2.71
                                 ===================================================================================
Total Return
Total investment return based
  on net asset value(b) .......        6.76%           20.48%       14.70%          33.28%        21.51%       24.21%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............  $1,685,202       $1,503,874     $988,965        $787,566      $553,151     $458,158
Ratio of expenses to average
  net assets ..................         .91%(c)          .93%         .93%(d)         .92%(d)       .97%        1.05%
Ratio of net investment
  income to average
  net assets ..................         .94%(c)          .87%         .96%           1.39%         1.73%        1.88%
Portfolio turnover rate .......          28%              48%          89%             88%           88%         142%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ------------------------------------------------------------------------------------------
                                                                                   Class B
                                     ------------------------------------------------------------------------------------------
                                            Six
                                         Months
                                          Ended
                                      April 30,                               Year Ended October 31,
                                           2000       -------------------------------------------------------------------------
                                     (unaudited)            1999           1998             1997             1996          1995
                                     ------------------------------------------------------------------------------------------
Net asset value,
  beginning of year ...........           $3.66            $3.41          $3.45            $2.99            $2.69         $2.34
                                     ------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........              -0-(a)           -0-(a)        .01(a)           .02(a)           .03           .01
Net realized and unrealized
  gain on investment
  transactions ................             .21              .62            .43              .85              .51           .49
                                     ------------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......             .21              .62            .44              .87              .54           .50
                                     ------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........            (.01)              -0-          (.02)            (.03)            (.03)         (.03)
Distributions in excess of net
  investment income ...........              -0-            (.02)            -0-              -0-              -0-           -0-
Distributions from net realized
  gains .......................            (.17)            (.35)          (.46)            (.38)            (.21)         (.12)
                                     ------------------------------------------------------------------------------------------
Total dividends and
  distributions ...............            (.18)            (.37)          (.48)            (.41)            (.24)         (.15)
                                     ------------------------------------------------------------------------------------------
Net asset value, end of period            $3.69            $3.66          $3.41            $3.45            $2.99         $2.69
                                     ==========================================================================================
Total Return
Total investment return based
  on net asset value(b) .......            6.20%           19.56%         14.07%           31.83%           21.20%        22.84%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $2,079,387       $1,842,045       $787,730         $456,399         $235,263      $136,758
Ratio of expenses to average
  net assets ..................            1.68%(c)         1.70%          1.72%(d)         1.72%(d)         1.78%         1.86%
Ratio of net investment
  income to average
  net assets ..................             .17%(c)          .09%           .17%             .56%             .91%         1.05%
Portfolio turnover rate .......              28%              48%            89%              88%              88%          142%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE GROWTH & INCOME FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                   ---------------------------------------------------------------------------------------
                                                                             Class C
                                   ---------------------------------------------------------------------------------------
                                          Six
                                       Months
                                        Ended
                                    April 30,                             Year Ended October 31,
                                         2000        ---------------------------------------------------------------------
                                   (unaudited)           1999         1998             1997             1996          1995
                                   ---------------------------------------------------------------------------------------
Net asset value,
  beginning of year ...........         $3.66           $3.41        $3.45            $2.99            $2.70         $2.34
                                   ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .........            -0-(a)          -0-(a)      .01(a)           .02(a)           .03           .01
Net realized and unrealized
  gain on investment
  transactions ................           .21             .62          .43              .85              .50           .50
                                   ---------------------------------------------------------------------------------------
Net increase in net asset
  value from operations .......           .21             .62          .44              .87              .53           .51
                                   ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ...........          (.01)             -0-        (.02)            (.03)            (.03)         (.03)
Distributions in excess of net
  investment income ...........            -0-           (.02)          -0-              -0-              -0-           -0-
Distributions from net realized
  gains .......................          (.17)           (.35)        (.46)            (.38)            (.21)         (.12)
                                   ---------------------------------------------------------------------------------------
Total dividends and
  distributions ...............          (.18)           (.37)        (.48)            (.41)            (.24)         (.15)
                                   ---------------------------------------------------------------------------------------
Net asset value, end of period          $3.69           $3.66        $3.41            $3.45            $2.99         $2.70
                                   =======================================================================================
Total Return
Total investment return based
  on net asset value(b) .......          6.18%          19.56%       14.07%           31.83%           20.72%        23.30%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............      $617,713        $518,185     $179,487         $106,526          $61,356       $35,835
Ratio of expenses to average
  net assets ..................          1.67%(c)        1.69%        1.72%(d)         1.71%(d)         1.76%         1.84%
Ratio of net investment
  income to average
  net assets ..................           .19%(c)         .11%         .18%             .58%             .93%         1.04%
Portfolio turnover rate .......            28%             48%          89%              88%              88%          142%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            -------------------------------------------------------------------------------------
                                                                                Advisor Class
                                            -------------------------------------------------------------------------------------
                                                  Six
                                                Months
                                                 Ended                                                               October 2,
                                             April 30,                   Year Ended October 31,                      1996(e) to
                                                  2000           --------------------------------------------        October 31,
                                            (unaudited)             1999             1998              1997              1996
                                            -------------------------------------------------------------------------------------
Net asset value, beginning of period ....        $3.71             $3.44            $3.48             $3.00             $2.97
                                            -------------------------------------------------------------------------------------
Income From Investment Operations
Net investment income ...................          .02(a)            .04(a)           .04(a)            .05(a)             -0-
Net realized and unrealized gain on
  investment transactions ...............          .20               .63              .43               .87               .03
                                            -------------------------------------------------------------------------------------
Net increase in net asset value from
  operations ............................          .22               .67              .47               .92               .03
                                            -------------------------------------------------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ....         (.02)             (.04)            (.05)             (.06)               -0-
Distributions in excess of net
  investment income .....................           -0-             (.01)              -0-               -0-               -0-
Distributions from net realized gains ...         (.17)             (.35)            (.46)             (.38)               -0-
                                            -------------------------------------------------------------------------------------
Total dividends and distributions .......         (.19)             (.40)            (.51)             (.44)               -0-
                                            -------------------------------------------------------------------------------------
Net asset value, end of period ..........        $3.74             $3.71            $3.44             $3.48             $3.00
                                            =====================================================================================
Total Return
Total investment return based on net
  asset value(b) ........................         6.59%            21.03%           14.96%            33.61%             1.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $65,293           $39,739          $22,786            $3,207               $87
Ratio of expenses to average net assets .          .66%(c)           .68%             .76%(d)           .71%(d)           .37%(c)
Ratio of net investment income to
  average net assets ....................         1.19%(c)          1.12%            1.14%             1.42%             3.40%(c)
Portfolio turnover rate .................           28%               48%              89%               88%               88%

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below, the net expense ratios were as follows:

                                                Year Ended October 31,
                                                ----------------------
                                                     1998     1997
                                                ----------------------
      Class A...............                          .92%     .91%
      Class B...............                         1.71%    1.71%
      Class C...............                         1.71%    1.70%
      Advisor Class.........                          .75%     .70%

(e)   Commencement of distribution.


--------------------------------------------------------------------------------
26 o ALLIANCE GROWTH & INCOME FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

basis point (bp)

One basis point equals 0.01%.

share

A unit which represents ownership in a mutual fund or stock.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


--------------------------------------------------------------------------------
28 o ALLIANCE GROWTH & INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Frank Caruso, Vice President
Joel Swanson, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE GROWTH & INCOME FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                              ALLIANCE GROWTH & INCOME FUND o 31

NOTES


--------------------------------------------------------------------------------
32 o ALLIANCE GROWTH & INCOME FUND

Alliance Growth and Income Fund                                  ---------------
1345 Avenue of the Americas                                        BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------


AllianceCapital[LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GTHSR400